Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss from continuing operations	$ (8,147,268)	$ (9,131,285)	$ (9,863,677)
Item not affection cash:
Accretion	107,376	70,341	219,990
Accrued interest	583,883
Amortization	1,261,964	436,902	94,468
Allowance for VAT	48,735	13,859	435,301
Gain on sale of towers	(664,446)
Deferred income tax recovery	(322,289)	(313,048)	(105,000)
Foreign exchange	2,719,037	2,131,449	389,720
Gain on net monetary position	(1,921,376)	(924,340)
Impairment	1,306,767	2,358,674	292,538
Impairment of advances and loans receivable	224,975
Listing expense			1,144,167
Loss on extinguishment of debt	393,026
Share-based compensation		1,913,692	3,693,799
Shares issued for services		110,395	340,000
Changes in non-cash working capital items	7,529,242	2,131,158	(1,811,433)
Cash provided by (used in) operating activities	3,119,626	(1,202,203)	(5,170,127)
Cash flows from investing activities
Cash received from acquisitions		18,436	1,382,859
Cash paid for acquisitions	(106,121)		(466,260)
Cash received from disposition	258,001
Addition of property and equipment	(3,634,144)	(8,436,633)	(2,887,196)
Cash used in investing activities	(3,482,264)	(8,418,197)	(1,970,597)
Cash flows from financing activities
Shares issued for cash, net		30,000	3,367,310
Exercise of stock options and warrants		3,226,300	2,686,000
Subscriptions received			170,000
Proceeds from convertible debts, net		1,376,914
Repayment of convertible debts	(750,000)
Proceeds from bonds payable, net	859,560	888,996
Loans received	1,173,953	1,756,309
Repayment of loans	(1,467,004)	(156,819)
Loans from related parties	1,969,187	1,366,710	1,317,225
Repayment of loans from related parties	(1,140,500)	(534,612)	(125,450)
Lease payments	(570,512)
Promissory note received		1,728,480
Cash provided by financing activities	74,684	9,682,278	7,415,085
Foreign exchange on cash	(1,520)
Change in cash	(289,474)	61,878	274,361
Cash, beginning	346,103	284,225	9,864
Cash, ending	56,629	346,103	284,225
Property and equipment additions in accounts payable and accrued liabilities	1,019,581
Cash paid for interest	635,717	50,000	24,399
Cash paid for income taxes	$ 0	$ 0	$ 0